Employee Benefits	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Employee Benefits
10.	Employee Benefits

Effective December 4, 2006, the Company has a defined contribution 401(k) plan for its employees. Employees are eligible to participate in the plan beginning on the first day of employment. Under the terms of the plan, employees may make voluntary contributions as a percent of compensation. Effective January 1, 2007, the Company instituted a safe harbor matching contribution program. Contributions to the matching program totaled $192,000, $239,000 and $217,000 for the years ended December 31, 2019, 2018 and 2017, respectively.